Segmentation of key figures	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Segmentation of key figures	Segmentation of key figures
The segment information disclosed in these Condensed Consolidated Interim Financial Statements reflects historical results consistent with the identifiable reporting segments of the Company and financial information that the Chief Operating Decision Maker (CODM) reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reporting segments, Surgical and Vision Care. As indicated below, certain income and expenses are not allocated to segments.
Reporting segments are presented in a manner consistent with the internal reporting to the CODM. The reporting segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution, and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reporting segments.
In Surgical, the Company researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, the Company researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, contact lens care and ocular allergies, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation described in Note 1, and the selected accounting policies mentioned in Note 2 of these Condensed Consolidated Interim Financial Statements, are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments primarily based on net sales and segment contribution.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment costs for acquired product rights or other intangibles, general and administrative expenses for corporate activities, and certain other income and expense items.
General & administration (corporate) includes the costs of the Alcon corporate headquarters, including all related corporate function costs. For the historical comparative period only, the related corporate function costs were allocated to Alcon from its former parent.
Other expense, net of other income, includes other items of income and expense such as separation costs, restructuring costs and legal settlements that are not attributable to a specific segment.

Segmentation - Consolidated income statements
Three months ended June 30, 2019 and 2018

	Surgical		Vision Care		Company
($ millions)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Net sales to third parties	1,051	1,030	812	789	1,863	1,819
Sales to former parent	—	1	—	—	—	1
Other revenues	—	—	40	—	40	—
Net sales and other revenue	1,051	1,031	852	789	1,903	1,820
Segment contribution	217	219	135	131	352	350
Amortization of intangible assets					(270)	(258)
Impairment charges on intangible assets					—	(39)
General & administration (corporate)					(62)	(49)
Other (expense)/income, net					(73)	34
Operating (loss)/income					(53)	38
Interest expense					(35)	(6)
Other financial income & expense					(8)	(8)
(Loss)/Income before taxes					(96)	24

Six months ended June 30, 2019 and 2018

	Surgical		Vision Care		Company
($ millions)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Net sales to third parties	2,051	2,007	1,589	1,591	3,640	3,598
Sales to former parent	—	2	—	—	—	2
Other revenues	—	—	87	—	87	—
Net sales and other revenues	2,051	2,009	1,676	1,591	3,727	3,600
Segment contribution	440	422	282	314	722	736
Amortization of intangible assets					(536)	(516)
Impairment charges on intangible assets					—	(39)
General & administration (corporate)					(116)	(100)
Other (expense)/income, net					(171)	30
Operating (loss)/income					(101)	111
Interest expense					(44)	(12)
Other financial income & expense					(16)	(14)
(Loss)/Income before taxes					(161)	85

Segmentation - Additional balance sheet disclosure

	Surgical		Vision Care		Not allocated(1)		Total
($ millions)	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018
Goodwill	4,544	4,538	4,361	4,361	—	—	8,905	8,899
Intangible assets other than goodwill	6,181	6,053	1,558	1,646	2,980	2,980	10,719	10,679

(1)	Alcon brand name.
Net sales by segment

	Three months ended		Six months ended
($ millions)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Implantables	300	298	585	577
Consumables	588	578	1,139	1,119
Equipment/other	163	154	327	311
Total Surgical	1,051	1,030	2,051	2,007

Contact lenses	493	478	991	987
Ocular health	319	311	598	604
Total Vision Care	812	789	1,589	1,591

Net sales to third parties	1,863	1,819	3,640	3,598

Net sales by region(1)

	Three months ended				Six months ended
($ millions unless indicated otherwise)	June 30, 2019		June 30, 2018		June 30, 2019		June 30, 2018
United States	779	42%	750	41%	1,516	42%	1,462	41%
International	1,084	58%	1,069	59%	2,124	58%	2,136	59%
Net sales to third parties	1,863	100%	1,819	100%	3,640	100%	3,598	100%
(1) Net sales to third parties by location of third-party customer.